Matthews Emerging Markets Equity Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 87.2%
	Shares	Value
China/Hong Kong: 22.2%
Alibaba Group Holding, Ltd.	89,500	$1,358,448
Tencent Holdings, Ltd.	18,800	1,160,583
Contemporary Amperex Technology Co., Ltd. A Shares	17,700	1,029,448
China Construction Bank Corp. H Shares	949,000	1,015,549
Yum China Holdings, Inc.	12,646	616,872
Zijin Mining Group Co., Ltd. H Shares	140,000	613,556
PetroChina Co., Ltd. H Shares	366,000	501,837
Ping An Insurance Group Co. of China, Ltd. H Shares	65,000	492,876
China Merchants Bank Co., Ltd. A Shares	78,500	446,902
Luckin Coffee, Inc. ADR[b]	13,169	422,725
Hongfa Technology Co., Ltd. A Shares	87,000	349,678
China Merchants Bank Co., Ltd. H Shares	51,500	323,706
China International Capital Corp., Ltd. H Shares[c,d]	136,400	298,715
Zijin Gold International Co., Ltd.[b]	12,800	284,238
CMOC Group, Ltd. H Shares	138,000	283,386
Baidu, Inc. Class Ab	20,100	270,984
Baidu, Inc. ADR[b]	2,058	229,302
Meituan Class Bb,c,d	16,300	172,455
Cambricon Technologies Corp., Ltd. A Shares[b]	1,107	157,554
Montage Technology Co., Ltd. H Shares[b]	1,700	33,392
Total China/Hong Kong		10,062,206

Taiwan: 19.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	111,000	6,110,729
Elite Material Co., Ltd.	15,000	1,219,894
Delta Electronics, Inc.	16,000	690,648
United Microelectronics Corp. ADR	51,142	459,255
CTBC Financial Holding Co., Ltd.	247,000	396,343
Hon Hai Precision Industry Co., Ltd.	22,000	129,027
Total Taiwan		9,005,896

South Korea: 16.9%
Samsung Electronics Co., Ltd.	12,839	1,415,923
Korea Investment Holdings Co., Ltd.	6,802	908,519
SK Square Co., Ltd.[b]	2,479	762,782
HD Hyundai Electric Co., Ltd.	1,241	681,032
Hanwha Aerospace Co., Ltd.	640	527,247
Samsung Electro-Mechanics Co., Ltd.	1,770	475,744
Hana Financial Group, Inc.	6,751	474,676
Samsung Fire & Marine Insurance Co., Ltd.	1,484	431,173
Hyundai Motor Co.	1,336	392,578
NAVER Corp.	2,558	339,976
Hyundai Rotem Co., Ltd.	2,986	333,835
KB Financial Group, Inc.	2,950	276,106
SK Hynix, Inc.	490	260,820
Classys, Inc.	6,084	202,653
Samsung Biologics Co., Ltd.[b,c,d]	165	163,683
Total South Korea		7,646,747

India: 9.1%
HDFC Bank, Ltd. ADR	30,972	770,583
Bharti Airtel, Ltd.	22,270	418,498
ICICI Bank, Ltd. ADR	14,045	363,766
TVS Motor Co., Ltd.	10,237	363,054
Max Financial Services, Ltd.[b]	21,006	330,143
Marico, Ltd.	41,781	324,187
Bajaj Finance, Ltd.	38,185	322,695

	Shares	Value
Eternal, Ltd.[b]	132,878	$320,789
Mahindra & Mahindra, Ltd.	9,785	304,819
Shriram Finance, Ltd.	25,932	238,435
Reliance Industries, Ltd.	13,416	190,090
Tata Consumer Products, Ltd.	14,376	153,811
Total India		4,100,870

Brazil: 6.7%
Itau Unibanco Holding SA ADR	110,861	929,015
Petroleo Brasileiro SA - Petrobras ADR	30,802	639,141
Vale SA ADR	34,189	543,947
B3 SA - Brasil Bolsa Balcao	132,200	465,818
NU Holdings, Ltd. Class Ab	32,396	465,531
Total Brazil		3,043,452

South Africa: 2.7%
Valterra Platinum, Ltd.	5,270	431,329
Shoprite Holdings, Ltd.	25,693	413,970
Capitec Bank Holdings, Ltd.	1,620	390,139
Total South Africa		1,235,438

Chile: 2.2%
Antofagasta PLC	22,575	990,437
Total Chile		990,437

Peru: 2.2%
Credicorp, Ltd.	1,470	498,595
Cia de Minas Buenaventura SAA ADR	13,456	484,954
Total Peru		983,549

Mexico: 2.1%
Grupo Financiero Banorte SAB de CV Class O	48,429	533,588
Fomento Economico Mexicano SAB de CV ADR	3,620	402,037
Total Mexico		935,625

Singapore: 0.9%
Singapore Telecommunications, Ltd.	101,600	389,028
Total Singapore		389,028

Philippines: 0.6%
Bank of the Philippine Islands	175,780	289,060
Total Philippines		289,060

Vietnam: 0.6%
Military Commercial Joint Stock Bank	286,897	288,068
Total Vietnam		288,068

Thailand: 0.6%
CP ALL Public Co., Ltd.	199,400	278,577
Total Thailand		278,577

Macau: 0.5%
Galaxy Entertainment Group, Ltd.	51,000	227,673
Total Macau		227,673

TOTAL COMMON EQUITIES		39,476,626
(Cost $30,905,032)

Matthews Emerging Markets Equity Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b]	39,524	$4,271
Total India		4,271

TOTAL PREFERRED EQUITIES		4,271
(Cost $0)
SHORT-TERM INVESTMENTS: 12.5%
Money Market Funds: 12.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	5,649,755	5,649,755
(Cost $5,649,755)

Total Investments: 99.7%		45,130,652
(Cost $36,554,787)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		120,275
Net Assets: 100.0%		$45,250,927

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $634,853, which is 1.40% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).